PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 53,611	$ 2,182	$ 1,098	$ 1,367